Interest expense, net	12 Months Ended
Dec. 31, 2020
Interest Expense [Abstract]
Interest expense, net	Interest expense, net

Year ended December 31,	2020	2019
Credit facilities	$8,189	$9,826
Convertible debentures	3,299	4,318
Finance lease obligations	3,184	3,691
Mortgages	999	963
Promissory notes	664	1,691
Financing obligations	1,265	272
Amortization of deferred financing costs	1,091	969
Interest expense	$18,691	$21,730
Other interest income	(10)	(107)
	$18,681	$21,623